Assumptions Used in Determining Benefit Obligation (Detail)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.70%
Rate of compensation increase	3.60%	4.00%